Income Taxes - Summary Of Schedule Of Income Before Income Tax Domestic And Foreign (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States			$ (140,563)	$ (10,727)
Foreign			1,619	88
Loss before income taxes	$ (71,370)	$ (77,468)	$ (138,944)	$ (10,639)